Nationwide Life and Annuity Insurance Company
o    Nationwide VL Separate Account - D

                Prospectus supplement dated December 10, 2004 to
                          Prospectus dated May 1, 2004

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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YOUR PROSPECTUS OFFERS THE FOLLOWING UNDERLYING MUTUAL FUNDS AS INVESTMENT OPTIONS UNDER YOUR CONTRACT. THESE INVESTMENT OPTIONS HAVE CHANGED NAMES AS INDICATED BELOW. ADDITIONALLY, INVESCO INSTITUTIONAL (N.A.), INC. NO LONGER SERVES AS THE SUB-ADVISER TO THESE UNDERLYING MUTUAL FUNDS.

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                              OLD NAME                                                            NEW NAME
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AIM Variable Insurance Funds - INVESCO VIF - Health Sciences Fund     AIM Variable Insurance Funds - AIM V.I. Health Sciences Fund:
                                                                      Series I
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AIM Variable Insurance Funds - INVESCO VIF - Small Company Growth     AIM Variable Insurance Funds - AIM V.I. Small Company Growth
Fund                                                                  Fund: Series I
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AIM Variable Insurance Funds - INVESCO VIF - Utilities Fund           AIM Variable Insurance Funds - AIM V.I. Utilities Fund: Series
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